Note 6 - Short-term investments	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Other Assets Disclosure [Text Block]

6. Short-term investments:

As of December 31, 2025, the Company held one zero-coupon U.S. treasury bill (the “Bill”) with a face value of $19,394 at a cost of $19,226. As of December 31, 2024, the Company held one zero-coupon Bill with a face value of $18,591 at a cost of $18,389.